John Hancock
Managed Account Shares
Quarterly portfolio holdings 8/31/2020

Portfolios' investments
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 8-31-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Foreign government obligations 1.9%				$215,580
(Cost $209,200)
Qatar 1.9%				215,580
State of Qatar Bond (A)	3.375	03-14-24	200,000	215,580

Corporate bonds 94.0%				$10,487,673
(Cost $10,078,334)
Communication services 6.1%				680,651
Diversified telecommunication services 2.2%
AT&T, Inc.	3.100	02-01-43	57,000	56,568
AT&T, Inc.	3.800	02-15-27	142,000	161,938
Level 3 Financing, Inc. (A)	3.400	03-01-27	25,000	26,918
Entertainment 0.3%
Activision Blizzard, Inc.	3.400	09-15-26	32,000	36,627
Media 2.3%
Charter Communications Operating LLC	4.200	03-15-28	61,000	69,825
Charter Communications Operating LLC	5.750	04-01-48	129,000	161,134
Comcast Corp.	4.049	11-01-52	19,000	23,104
Wireless telecommunication services 1.3%
T-Mobile USA, Inc. (A)	2.050	02-15-28	50,000	51,215
T-Mobile USA, Inc. (A)	3.750	04-15-27	36,000	40,713
T-Mobile USA, Inc. (A)	3.875	04-15-30	30,000	34,287
T-Mobile USA, Inc. (A)	4.500	04-15-50	15,000	18,322
Consumer discretionary 7.1%				791,081
Automobiles 2.6%
Daimler Finance North America LLC (A)	3.500	08-03-25	150,000	165,984
General Motors Financial Company, Inc.	4.000	01-15-25	65,000	70,152
General Motors Financial Company, Inc.	4.300	07-13-25	25,000	27,364
Nissan Motor Acceptance Corp. (A)	3.450	03-15-23	27,000	27,725
Hotels, restaurants and leisure 0.7%
Choice Hotels International, Inc.	3.700	12-01-29	50,000	52,445
Starbucks Corp.	2.250	03-12-30	20,000	20,657
Internet and direct marketing retail 2.1%
eBay, Inc.	2.700	03-11-30	30,000	31,958
Expedia Group, Inc.	3.250	02-15-30	85,000	80,750
Expedia Group, Inc.	5.000	02-15-26	116,000	122,590
Multiline retail 1.2%
Dollar General Corp.	3.500	04-03-30	35,000	40,187
Dollar Tree, Inc.	4.200	05-15-28	78,000	91,944
Specialty retail 0.5%
The TJX Companies, Inc.	3.875	04-15-30	50,000	59,325
Consumer staples 1.5%				167,080
Beverages 0.9%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	34,000	40,442
Constellation Brands, Inc.	2.875	05-01-30	15,000	16,132
The Coca-Cola Company	4.200	03-25-50	30,000	39,449
Food products 0.2%
Cargill, Inc. (A)	2.125	04-23-30	20,000	20,956
Household products 0.4%
The Clorox Company	1.800	05-15-30	49,000	50,101
2	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 8.9%				$993,566
Oil, gas and consumable fuels 8.9%
Cimarex Energy Company	4.375	06-01-24	25,000	26,892
Colorado Interstate Gas Company LLC (A)	4.150	08-15-26	19,000	21,259
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	49,000	51,569
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	34,000	34,925
Energy Transfer Operating LP	4.250	03-15-23	88,000	92,721
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	59,000	56,640
Kinder Morgan Energy Partners LP	7.750	03-15-32	22,000	30,241
Midwest Connector Capital Company LLC (A)	3.900	04-01-24	20,000	20,111
MPLX LP	4.000	03-15-28	35,000	38,535
MPLX LP	4.125	03-01-27	12,000	13,273
MPLX LP	5.250	01-15-25	38,000	39,604
ONEOK Partners LP	4.900	03-15-25	17,000	18,547
Sabine Pass Liquefaction LLC	5.000	03-15-27	75,000	85,234
Saudi Arabian Oil Company (A)	2.875	04-16-24	200,000	210,166
Sunoco Logistics Partners Operations LP	3.900	07-15-26	58,000	60,801
Sunoco Logistics Partners Operations LP	5.400	10-01-47	60,000	58,767
The Williams Companies, Inc.	3.750	06-15-27	39,000	43,048
The Williams Companies, Inc.	4.550	06-24-24	75,000	84,237
TransCanada PipeLines, Ltd.	4.250	05-15-28	6,000	6,996
Financials 25.8%				2,876,855
Banks 16.1%
Bank of Montreal	3.300	02-05-24	118,000	128,722
Barclays PLC	4.375	01-12-26	200,000	227,418
Citigroup, Inc.	3.200	10-21-26	58,000	64,572
Citigroup, Inc.	4.600	03-09-26	91,000	105,671
Citizens Financial Group, Inc.	3.250	04-30-30	30,000	33,303
Credit Agricole SA (A)	3.250	01-14-30	250,000	270,707
Natwest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	200,000	211,044
Regions Financial Corp.	2.250	05-18-25	60,000	63,700
Santander Holdings USA, Inc.	3.450	06-02-25	140,000	150,863
The PNC Financial Services Group, Inc.	2.200	11-01-24	55,000	58,610
The PNC Financial Services Group, Inc.	3.150	05-19-27	17,000	19,134
The PNC Financial Services Group, Inc.	3.500	01-23-24	39,000	42,727
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (B)	6.750	08-01-21	58,000	59,964
The Toronto-Dominion Bank	2.650	06-12-24	149,000	160,204
Truist Financial Corp.	4.000	05-01-25	42,000	47,937
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)	5.875	06-15-25	136,000	150,111
Capital markets 3.1%
Ameriprise Financial, Inc.	3.000	04-02-25	25,000	27,369
Ares Capital Corp.	4.200	06-10-24	45,000	46,598
Cantor Fitzgerald LP (A)	4.875	05-01-24	45,000	49,319
Lazard Group LLC	4.375	03-11-29	27,000	31,003
Morgan Stanley	3.875	01-27-26	31,000	35,586
Stifel Financial Corp.	4.250	07-18-24	25,000	27,709
The Bank of New York Mellon Corp.	1.600	04-24-25	25,000	26,074
The Goldman Sachs Group, Inc.	3.850	01-26-27	88,000	100,204
Consumer finance 1.1%
Capital One Financial Corp.	3.900	01-29-24	45,000	49,198
Discover Financial Services	3.950	11-06-24	70,000	77,058
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services 1.9%
GE Capital International Funding Company	4.418	11-15-35	35,000	$36,137
Jefferies Financial Group, Inc.	5.500	10-18-23	31,000	34,185
Jefferies Group LLC	4.150	01-23-30	45,000	51,007
Jefferies Group LLC	4.850	01-15-27	77,000	87,388
Insurance 3.6%
Brighthouse Financial, Inc.	3.700	06-22-27	63,000	66,220
CNO Financial Group, Inc.	5.250	05-30-29	25,000	29,063
Lincoln National Corp.	4.000	09-01-23	13,000	14,211
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	34,000	42,487
New York Life Insurance Company (A)	3.750	05-15-50	24,000	27,178
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	100,000	103,250
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	69,000	73,687
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	40,000	47,237
Health care 6.6%				735,210
Biotechnology 1.6%
AbbVie, Inc. (A)	3.200	11-21-29	85,000	94,076
AbbVie, Inc. (A)	4.250	11-21-49	23,000	27,683
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	50,000	55,993
Health care providers and services 4.4%
AmerisourceBergen Corp.	3.450	12-15-27	53,000	60,672
Cottage Health Obligated Group	3.304	11-01-49	62,000	67,514
CVS Health Corp.	3.000	08-15-26	10,000	10,972
CVS Health Corp.	3.750	04-01-30	35,000	40,426
CVS Health Corp.	4.300	03-25-28	45,000	52,977
CVS Health Corp.	5.050	03-25-48	36,000	46,731
HCA, Inc.	4.125	06-15-29	60,000	69,048
HCA, Inc.	5.250	06-15-26	32,000	37,764
Partners Healthcare System, Inc.	3.192	07-01-49	65,000	69,897
Universal Health Services, Inc. (A)	5.000	06-01-26	36,000	37,440
Pharmaceuticals 0.6%
Pfizer, Inc.	2.950	03-15-24	59,000	64,017
Industrials 13.1%				1,467,787
Aerospace and defense 2.5%
Huntington Ingalls Industries, Inc. (A)	3.844	05-01-25	25,000	27,385
Huntington Ingalls Industries, Inc. (A)	4.200	05-01-30	76,000	87,007
The Boeing Company	3.200	03-01-29	90,000	89,186
The Boeing Company	5.040	05-01-27	30,000	33,010
The Boeing Company	5.805	05-01-50	36,000	43,006
Air freight and logistics 0.4%
CH Robinson Worldwide, Inc.	4.200	04-15-28	39,000	46,015
Airlines 4.6%
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	113,609	94,699
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	121,826	115,430
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	20,270	16,013
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	30,887	28,771
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	34,573	33,141
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	109,635	100,042
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	125,414	103,467
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	20,948	18,644
4	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products 0.7%
Carrier Global Corp. (A)	2.242	02-15-25	39,000	$40,856
Carrier Global Corp. (A)	2.493	02-15-27	20,000	20,982
Owens Corning	3.950	08-15-29	18,000	20,359
Industrial conglomerates 0.8%
General Electric Company	4.350	05-01-50	25,000	25,401
General Electric Company	5.550	01-05-26	52,000	60,251
Machinery 0.6%
CNH Industrial Capital LLC	1.950	07-02-23	40,000	40,617
Otis Worldwide Corp. (A)	2.056	04-05-25	30,000	31,631
Professional services 1.1%
CoStar Group, Inc. (A)	2.800	07-15-30	56,000	58,873
IHS Markit, Ltd. (A)	4.000	03-01-26	35,000	39,472
IHS Markit, Ltd.	4.750	08-01-28	23,000	27,550
Road and rail 0.3%
Canadian Pacific Railway Company	2.050	03-05-30	33,000	34,520
Trading companies and distributors 2.1%
Air Lease Corp.	3.625	12-01-27	20,000	20,699
Ashtead Capital, Inc. (A)	4.250	11-01-29	200,000	210,760
Information technology 12.9%				1,434,594
Communications equipment 0.6%
Motorola Solutions, Inc.	4.600	02-23-28	62,000	71,671
IT services 0.9%
PayPal Holdings, Inc.	2.850	10-01-29	61,000	67,507
Visa, Inc.	2.700	04-15-40	25,000	26,918
Semiconductors and semiconductor equipment 6.7%
Applied Materials, Inc.	1.750	06-01-30	30,000	31,090
Broadcom Corp.	3.875	01-15-27	81,000	89,759
Broadcom, Inc.	4.750	04-15-29	35,000	40,942
Broadcom, Inc.	5.000	04-15-30	30,000	35,656
KLA Corp.	4.100	03-15-29	31,000	37,219
Lam Research Corp.	4.000	03-15-29	72,000	86,126
Lam Research Corp.	4.875	03-15-49	31,000	44,227
Marvell Technology Group, Ltd.	4.875	06-22-28	46,000	55,379
Microchip Technology, Inc.	4.333	06-01-23	61,000	65,729
Micron Technology, Inc.	4.185	02-15-27	90,000	103,096
Micron Technology, Inc.	4.975	02-06-26	21,000	24,483
Micron Technology, Inc.	5.327	02-06-29	60,000	71,638
NXP BV (A)	3.875	06-18-26	29,000	32,713
NXP BV (A)	4.875	03-01-24	29,000	32,658
Software 0.9%
Autodesk, Inc.	2.850	01-15-30	20,000	22,021
Infor, Inc. (A)	1.750	07-15-25	14,000	14,504
ServiceNow, Inc.	1.400	09-01-30	61,000	59,906
Technology hardware, storage and peripherals 3.8%
Apple, Inc.	1.125	05-11-25	51,000	52,315
Dell International LLC (A)	4.900	10-01-26	100,000	113,144
Dell International LLC (A)	5.300	10-01-29	53,000	60,447
Dell International LLC (A)	8.350	07-15-46	69,000	93,078
Hewlett Packard Enterprise Company	4.900	10-15-25	45,000	52,038
Seagate HDD Cayman (A)	4.091	06-01-29	47,000	50,330
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	5

	Rate (%)	Maturity date	Par value^	Value
Materials 2.4%				$268,695
Chemicals 1.2%
Albemarle Wodgina Pty, Ltd.	3.450	11-15-29	34,000	34,214
E.I. du Pont de Nemours and Company	1.700	07-15-25	20,000	20,803
E.I. du Pont de Nemours and Company	2.300	07-15-30	6,000	6,358
Ecolab, Inc.	4.800	03-24-30	15,000	19,002
The Sherwin-Williams Company	2.300	05-15-30	49,000	50,897
Construction materials 0.2%
Vulcan Materials Company	3.500	06-01-30	20,000	22,627
Metals and mining 0.3%
Newmont Corp.	2.800	10-01-29	21,000	22,788
Steel Dynamics, Inc.	3.250	01-15-31	7,000	7,516
Paper and forest products 0.7%
Georgia-Pacific LLC (A)	1.750	09-30-25	25,000	26,132
Georgia-Pacific LLC (A)	2.300	04-30-30	55,000	58,358
Real estate 4.7%				529,433
Equity real estate investment trusts 4.7%
American Homes 4 Rent LP	4.250	02-15-28	37,000	42,119
American Tower Corp.	2.400	03-15-25	25,000	26,646
American Tower Corp.	2.950	01-15-25	32,000	34,698
American Tower Corp.	3.550	07-15-27	56,000	63,122
American Tower Corp.	3.800	08-15-29	26,000	30,039
Crown Castle International Corp.	2.250	01-15-31	30,000	30,665
Crown Castle International Corp.	3.650	09-01-27	73,000	82,670
CyrusOne LP	3.450	11-15-29	15,000	16,381
Equinix, Inc.	3.200	11-18-29	53,000	58,465
GLP Capital LP	5.375	04-15-26	30,000	33,292
Prologis LP	1.250	10-15-30	35,000	34,158
SBA Tower Trust (A)	2.836	01-15-25	45,000	47,018
Ventas Realty LP	3.500	02-01-25	28,000	30,160
Utilities 4.9%				542,721
Electric utilities 2.2%
Emera US Finance LP	3.550	06-15-26	19,000	21,293
FirstEnergy Corp.	2.650	03-01-30	25,000	25,705
NRG Energy, Inc. (A)	3.750	06-15-24	24,000	25,730
Vistra Operations Company LLC (A)	3.550	07-15-24	68,000	72,173
Vistra Operations Company LLC (A)	3.700	01-30-27	53,000	55,663
Vistra Operations Company LLC (A)	4.300	07-15-29	46,000	49,981
Independent power and renewable electricity producers 0.7%
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	63,000	72,639
Multi-utilities 2.0%
NiSource, Inc.	1.700	02-15-31	125,000	123,350

NiSource, Inc.	3.600	05-01-30	18,000	20,730

Oncor Electric Delivery Company LLC	2.750	06-01-24	70,000	75,457
Municipal bonds 1.9%				$206,658
(Cost $200,000)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	31,791
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	31,435
Port Authority of New York & New Jersey	1.086	07-01-23	105,000	106,407
Regents of the University of California Medical Center Pooled Revenue	3.006	05-15-50	35,000	37,025

6	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

	Shares	Value
Common stocks 0.1%		$5,022
(Cost $5,199)
Utilities 0.1%		5,022
Multi-utilities 0.1%

Dominion Energy, Inc.	50	5,022
Preferred securities 0.0%		$2,957
(Cost $3,200)
Utilities 0.0%		2,957
Multi-utilities 0.0%
DTE Energy Company, 6.250%	64	2,957

Total investments (Cost $10,495,933) 97.9%	$10,917,890
Other assets and liabilities, net 2.1%	234,468
Total net assets 100.0%	$11,152,358

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,655,771 or 23.8% of the portfolio's net assets as of 8-31-20.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
The portfolio had the following country composition as a percentage of net assets on 8-31-20:
United States	83.4%
United Kingdom	4.5%
Canada	3.7%
France	2.4%
Qatar	1.9%
Saudi Arabia	1.9%
Other countries	2.2%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 8-31-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.0%				$8,758,783
(Cost $8,682,619)
Communication services 20.5%				1,829,291
Diversified telecommunication services 5.7%
CenturyLink, Inc. (A)	4.000	02-15-27	28,000	28,452
Cincinnati Bell, Inc. (A)	7.000	07-15-24	103,000	106,476
GCI LLC (A)	6.625	06-15-24	43,000	45,365
GCI LLC	6.875	04-15-25	49,000	50,776
Radiate Holdco LLC (A)	6.625	02-15-25	72,000	72,900
Telecom Argentina SA (A)	6.500	06-15-21	24,000	22,944
Telecom Argentina SA (A)	8.000	07-18-26	46,000	41,400
Telecom Italia Capital SA	7.200	07-18-36	106,000	139,390
Entertainment 4.0%
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24	48,000	48,360
Netflix, Inc.	4.875	04-15-28	96,000	111,120
Netflix, Inc. (A)	4.875	06-15-30	35,000	40,556
Netflix, Inc.	5.875	11-15-28	125,000	153,438
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Interactive media and services 1.4%
ANGI Group LLC (A)	3.875	08-15-28	37,000	$37,480
Match Group Holdings II LLC (A)	4.125	08-01-30	43,000	45,043
National CineMedia LLC (A)	5.875	04-15-28	32,000	25,920
Twitter, Inc. (A)	3.875	12-15-27	15,000	15,828
Media 4.8%
CSC Holdings LLC	5.875	09-15-22	61,000	64,660
MDC Partners, Inc. (A)	6.500	05-01-24	120,000	114,600
Meredith Corp.	6.875	02-01-26	10,000	8,687
Sirius XM Radio, Inc. (A)	5.000	08-01-27	87,000	92,279
Sirius XM Radio, Inc. (A)	5.375	07-15-26	40,000	41,850
Univision Communications, Inc. (A)	6.625	06-01-27	54,000	54,270
WMG Acquisition Corp. (A)	5.500	04-15-26	52,000	54,080
Wireless telecommunication services 4.6%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27	200,000	197,726
Sprint Corp.	7.875	09-15-23	82,000	95,376
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	100,000	120,315
Consumer discretionary 10.8%				962,725
Automobiles 2.3%
Ford Motor Credit Company LLC	4.134	08-04-25	200,000	201,036
Diversified consumer services 1.7%
Laureate Education, Inc. (A)	8.250	05-01-25	46,000	48,907
Service Corp. International	3.375	08-15-30	28,000	28,525
Sotheby's (A)	7.375	10-15-27	75,000	76,500
Hotels, restaurants and leisure 5.5%
CCM Merger, Inc. (A)	6.000	03-15-22	42,000	41,790
Connect Finco SARL (A)	6.750	10-01-26	90,000	92,925
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	43,000	44,290
Hilton Domestic Operating Company, Inc. (A)	5.750	05-01-28	15,000	15,863
International Game Technology PLC (A)	6.500	02-15-25	75,000	81,563
Jacobs Entertainment, Inc. (A)	7.875	02-01-24	64,000	60,760
Twin River Worldwide Holdings, Inc. (A)	6.750	06-01-27	78,000	77,220
Wyndham Destinations, Inc. (A)	4.625	03-01-30	33,000	31,020
Yum! Brands, Inc. (A)	4.750	01-15-30	42,000	46,305
Internet and direct marketing retail 0.9%
QVC, Inc.	4.375	03-15-23	75,000	78,188
Textiles, apparel and luxury goods 0.4%
Levi Strauss & Company	5.000	05-01-25	37,000	37,833
Consumer staples 2.8%				254,680
Food and staples retailing 1.1%
Albertsons Companies, Inc. (A)	3.500	03-15-29	71,000	71,533
Albertsons Companies, Inc. (A)	4.875	02-15-30	22,000	23,650
Food products 1.4%
Kraft Heinz Foods Company (A)	5.500	06-01-50	35,000	41,203
Lamb Weston Holdings, Inc. (A)	4.875	05-15-28	3,000	3,301
Post Holdings, Inc. (A)	5.500	12-15-29	30,000	32,886
Simmons Foods, Inc. (A)	5.750	11-01-24	52,000	53,284
Household products 0.3%
Edgewell Personal Care Company (A)	5.500	06-01-28	27,000	28,823
8	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 12.7%				$1,135,765
Energy equipment and services 2.4%
CSI Compressco LP (A)	7.500	04-01-25	88,000	78,320
CSI Compressco LP (A)	7.500	04-01-25	27,000	24,030
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (A)	10.000	04-01-26	86,000	62,780
Tervita Corp. (A)	7.625	12-01-21	64,000	53,760
Oil, gas and consumable fuels 10.3%
Altera Infrastructure LP (A)	8.500	07-15-23	72,000	63,165
Antero Resources Corp.	5.000	03-01-25	2,000	1,378
Cheniere Energy Partners LP	4.500	10-01-29	75,000	77,968
DCP Midstream Operating LP	5.125	05-15-29	32,000	33,920
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43	41,000	31,724
Leviathan Bond, Ltd. (A)	6.500	06-30-27	83,000	86,549
Leviathan Bond, Ltd. (A)	6.750	06-30-30	16,000	16,643
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23	239,000	212,702
Murphy Oil Corp.	5.750	08-15-25	52,000	49,855
Petrobras Global Finance BV (A)	5.093	01-15-30	64,000	66,624
Petrobras Global Finance BV	6.900	03-19-49	57,000	65,774
Targa Resources Partners LP	5.875	04-15-26	92,000	96,830
WPX Energy, Inc.	4.500	01-15-30	47,000	44,885
WPX Energy, Inc.	5.250	09-15-24	9,000	9,176
WPX Energy, Inc.	5.250	10-15-27	60,000	59,682
Financials 16.6%				1,482,673
Banks 8.3%
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (B)	6.250	08-15-26	134,000	152,090
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (B)	5.100	06-30-23	67,000	63,315
Freedom Mortgage Corp. (A)	8.125	11-15-24	71,000	72,598
Freedom Mortgage Corp. (A)	8.250	04-15-25	30,000	30,825
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	200,000	212,800
Natwest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (B)	8.625	08-15-21	200,000	210,234
Capital markets 2.4%
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)	7.500	07-17-23	200,000	215,720
Consumer finance 1.3%
Enova International, Inc. (A)	8.500	09-01-24	1,000	940
Enova International, Inc. (A)	8.500	09-15-25	84,000	80,035
OneMain Finance Corp.	6.875	03-15-25	31,000	34,962
Diversified financial services 1.8%
Allied Universal Holdco LLC (A)	6.625	07-15-26	37,000	39,683
Gogo Intermediate Holdings LLC (A)	9.875	05-01-24	59,000	61,360
Refinitiv US Holdings, Inc. (A)	6.250	05-15-26	13,000	13,959
Refinitiv US Holdings, Inc. (A)	8.250	11-15-26	20,000	22,150
Trident TPI Holdings, Inc. (A)	6.625	11-01-25	22,000	21,725
Thrifts and mortgage finance 2.8%
Ladder Capital Finance Holdings LLLP (A)	5.250	03-15-22	18,000	17,820
Ladder Capital Finance Holdings LLLP (A)	5.250	10-01-25	41,000	38,950
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	37,000	38,915
Nationstar Mortgage Holdings, Inc. (A)	9.125	07-15-26	38,000	41,337
Quicken Loans LLC (A)	5.750	05-01-25	68,000	70,040
Radian Group, Inc.	4.500	10-01-24	43,000	43,215
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	9

	Rate (%)	Maturity date	Par value^	Value
Health care 6.5%				$581,325
Health care providers and services 4.7%
Centene Corp.	4.250	12-15-27	25,000	26,250
Centene Corp.	4.625	12-15-29	23,000	25,204
Centene Corp. (A)	5.375	06-01-26	77,000	81,428
DaVita, Inc. (A)	3.750	02-15-31	73,000	72,052
Encompass Health Corp.	4.500	02-01-28	29,000	29,736
MEDNAX, Inc. (A)	5.250	12-01-23	40,000	40,700
MEDNAX, Inc. (A)	6.250	01-15-27	68,000	72,080
Select Medical Corp. (A)	6.250	08-15-26	56,000	60,159
Team Health Holdings, Inc. (A)	6.375	02-01-25	20,000	13,600
Life sciences tools and services 0.2%
Charles River Laboratories International, Inc. (A)	4.250	05-01-28	15,000	15,788
Pharmaceuticals 1.6%
Bausch Health Companies, Inc. (A)	5.250	01-30-30	36,000	35,784
Bausch Health Companies, Inc. (A)	6.125	04-15-25	85,000	87,444
Catalent Pharma Solutions, Inc. (A)	5.000	07-15-27	20,000	21,100
Industrials 12.9%				1,156,590
Aerospace and defense 3.4%
Howmet Aerospace, Inc.	5.125	10-01-24	98,000	105,118
Kratos Defense & Security Solutions, Inc. (A)	6.500	11-30-25	65,000	68,250
TransDigm, Inc.	5.500	11-15-27	130,000	126,906
Air freight and logistics 0.4%
XPO Logistics, Inc. (A)	6.500	06-15-22	38,000	38,117
Building products 0.5%
Builders FirstSource, Inc. (A)	5.000	03-01-30	35,000	37,363
Builders FirstSource, Inc. (A)	6.750	06-01-27	11,000	11,990
Commercial services and supplies 2.8%
APX Group, Inc.	7.625	09-01-23	60,000	61,350
Clean Harbors, Inc. (A)	4.875	07-15-27	91,000	95,470
Harsco Corp. (A)	5.750	07-31-27	27,000	28,213
LSC Communications, Inc. (A)(C)	8.750	10-15-23	80,000	12,400
Prime Security Services Borrower LLC (A)	3.375	08-31-27	12,000	11,957
Prime Security Services Borrower LLC (A)	6.250	01-15-28	24,000	25,200
Williams Scotsman International, Inc. (A)	4.625	08-15-28	14,000	14,149
Construction and engineering 2.1%
AECOM	5.125	03-15-27	121,000	132,683
MasTec, Inc. (A)	4.500	08-15-28	36,000	36,720
Picasso Finance Sub, Inc. (A)	6.125	06-15-25	6,000	6,420
Tutor Perini Corp. (A)	6.875	05-01-25	17,000	16,363
Machinery 0.5%
Hillenbrand, Inc.	5.750	06-15-25	17,000	18,220
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	22,000	23,383
Road and rail 0.9%
Uber Technologies, Inc. (A)	7.500	09-15-27	79,000	82,820
Trading companies and distributors 2.3%
Ahern Rentals, Inc. (A)	7.375	05-15-23	51,000	21,165
H&E Equipment Services, Inc.	5.625	09-01-25	38,000	39,425
United Rentals North America, Inc.	3.875	11-15-27	30,000	31,275
United Rentals North America, Inc.	3.875	02-15-31	31,000	31,891
United Rentals North America, Inc.	4.875	01-15-28	75,000	79,742
10	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 3.1%				$273,548
IT services 1.4%
Tempo Acquisition LLC (A)	6.750	06-01-25	20,000	20,425
VeriSign, Inc.	4.750	07-15-27	42,000	45,046
VeriSign, Inc.	5.250	04-01-25	50,000	56,000
Semiconductors and semiconductor equipment 0.8%
Microchip Technology, Inc. (A)	4.250	09-01-25	35,000	36,445
Qorvo, Inc.	5.500	07-15-26	34,000	36,069
Software 0.1%
PTC, Inc. (A)	4.000	02-15-28	11,000	11,388
Technology hardware, storage and peripherals 0.8%
Western Digital Corp.	4.750	02-15-26	63,000	68,175
Materials 8.3%				743,178
Chemicals 3.7%
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (A)	8.500	01-23-81	200,000	210,500
Methanex Corp.	4.250	12-01-24	45,000	44,280
Methanex Corp.	5.250	12-15-29	55,000	55,479
WR Grace & Company (A)	4.875	06-15-27	20,000	20,950
Construction materials 2.9%
Cemex SAB de CV (A)	7.375	06-05-27	200,000	216,750
Standard Industries, Inc. (A)	3.375	01-15-31	28,000	27,790
Standard Industries, Inc. (A)	5.000	02-15-27	12,000	12,530
Containers and packaging 0.4%
Graham Packaging Company, Inc. (A)	7.125	08-15-28	5,000	5,252
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	28,000	30,800
Metals and mining 0.9%
Arconic Corp. (A)	6.000	05-15-25	15,000	15,900
Arconic Corp. (A)	6.125	02-15-28	35,000	36,925
Commercial Metals Company	5.375	07-15-27	27,000	28,659
Paper and forest products 0.4%
Norbord, Inc. (A)	6.250	04-15-23	35,000	37,363
Real estate 2.0%				179,268
Equity real estate investment trusts 2.0%
SBA Communications Corp. (A)	3.875	02-15-27	67,000	69,543
The GEO Group, Inc.	6.000	04-15-26	23,000	17,637
VICI Properties LP (A)	4.125	08-15-30	40,000	40,088
VICI Properties LP (A)	4.625	12-01-29	50,000	52,000
Utilities 1.8%				159,740
Gas utilities 0.7%
AmeriGas Partners LP	5.500	05-20-25	60,000	65,850
Independent power and renewable electricity producers 1.1%
NextEra Energy Operating Partners LP (A)	3.875	10-15-26	60,000	63,300
NextEra Energy Operating Partners LP (A)	4.500	09-15-27	28,000	30,590

	Shares	Value
Preferred securities 0.9%		$77,503
(Cost $71,820)
Information technology 0.9%		77,503
Semiconductors and semiconductor equipment 0.9%
Broadcom, Inc., 8.000%	63	77,503

SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	11

Total investments (Cost $8,754,439) 98.9%	$8,836,286
Other assets and liabilities, net 1.1%	99,962
Total net assets 100.0%	$8,936,248

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,933,642 or 55.2% of the portfolio's net assets as of 8-31-20.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
The portfolio had the following country composition as a percentage of net assets on 8-31-20:
United States	75.7%
Netherlands	4.8%
United Kingdom	3.7%
Luxembourg	2.6%
Mexico	2.4%
Switzerland	2.4%
Japan	2.2%
Canada	2.1%
Brazil	1.5%
Israel	1.2%
Other countries	1.4%
TOTAL	100.0%
MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 8-31-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 45.5%				$4,571,895
(Cost $4,467,972)
Commercial and residential 34.1%				3,425,860
Arroyo Mortgage Trust Series 2019-3, Class A1 (A)(B)	2.962	10-25-48	110,895	113,331
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (A)	3.218	04-14-33	100,000	107,697
Series 2015-200P, Class C (A)(B)	3.716	04-14-33	115,000	122,648
BBCMS Trust Series 2015-SRCH, Class D (A)(B)	5.122	08-10-35	100,000	108,898
Benchmark Mortgage Trust
Series 2018-B1, Class A2	3.571	01-15-51	115,000	119,594
Series 2019-B12, Class A2	3.001	08-15-52	100,000	106,088
Series 2019-B14, Class A2	2.915	12-15-62	45,000	47,745
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1 (A)	3.613	10-26-48	76,987	79,022
Series 2019-2, Class A1 (A)	2.879	07-25-49	70,399	71,869
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(C)	1.483	03-15-37	115,000	112,696
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(C)	1.912	12-15-37	115,000	114,831
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A3	2.935	04-10-48	85,000	89,738
Series 2015-GC29, Class A4	3.192	04-10-48	100,000	108,230
Series 2015-GC33, Class A4	3.778	09-10-58	100,000	111,638
12	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-PRM, Class A (A)	3.341	05-10-36	115,000	$121,879
Series 2019-SMRT, Class A (A)	4.149	01-10-36	150,000	162,161
Series 2020-GC46, Class A2	2.708	02-15-53	50,000	52,100
COLT Mortgage Loan Trust
Series 2019-2, Class A1 (A)(B)	3.337	05-25-49	45,132	45,576
Series 2020-1, Class A1 (A)(B)	2.488	02-25-50	81,610	82,366
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR20, Class A3	3.326	11-10-47	100,000	106,495
Series 2016-CR28, Class A4	3.762	02-10-49	50,000	56,169
GCAT Trust
Series 2019-NQM1, Class A1 (A)	2.985	02-25-59	68,027	68,825
Series 2020-NQM1, Class A1 (A)	2.247	01-25-60	91,663	93,163
GS Mortgage Securities Trust
Series 2013-GC12, Class A3	2.860	06-10-46	80,000	81,146
Series 2015-590M, Class C (A)(B)	3.932	10-10-35	115,000	119,152
Series 2016-RENT, Class D (A)(B)	4.202	02-10-29	123,000	121,945
Irvine Core Office Trust Series 2013-IRV, Class A2 (A)(B)	3.279	05-15-48	115,000	119,777
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class A3	3.801	08-15-48	150,000	167,255
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class A5	3.914	01-15-49	75,000	84,503
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(C)	1.212	05-15-36	100,000	98,292
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5	3.635	10-15-48	50,000	54,957
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (A)(C)	1.562	11-15-34	115,000	114,298
Starwood Mortgage Residential Trust Series 2020-1, Class A1 (A)(B)	2.275	02-25-50	84,269	85,635
Wells Fargo Commercial Mortgage Trust
Series 2016-C33, Class A3	3.162	03-15-59	115,000	121,831
Series 2016-LC24, Class A4	2.942	10-15-49	50,000	54,310
U.S. Government Agency 11.4%				1,146,035
Federal Home Loan Mortgage Corp.
Series K038, Class A2	3.389	03-25-24	100,000	109,124
Series K040, Class A2	3.241	09-25-24	150,000	164,833
Series K048, Class A2 (B)	3.284	06-25-25	75,000	83,591
Series K049, Class A2	3.010	07-25-25	65,000	71,821
Series K052, Class A2	3.151	11-25-25	35,000	39,048
Series K727, Class A2	2.946	07-25-24	225,000	242,762
Federal National Mortgage Association Series 2015-M13, Class A2 (B)	2.800	06-25-25	150,000	161,226
Government National Mortgage Association
Series 2020-108, Class IO	0.947	06-16-62	1,034,563	89,403
Series 2020-114, Class IO	0.930	09-16-62	1,100,000	95,841

Series 2020-92, Class IO	0.010	02-16-62	983,345	88,386
Asset backed securities 53.7%				$5,385,227
(Cost $5,320,723)
Asset backed securities 53.7%				5,385,227
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C	1.590	10-20-25	37,000	37,374
AMSR Trust
Series 2020-SFR1, Class A (A)	1.819	04-17-37	100,000	102,078
Series 2020-SFR2, Class A (A)	1.632	07-17-37	200,000	202,016
Applebee's Funding LLC Series 2019-1A, Class A2I (A)	4.194	06-07-49	115,000	99,438
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	13

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Arbys Funding LLC Series 2020-1A, Class A2 (A)	3.237	07-30-50	83,000	$85,159
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A (A)	2.330	08-20-26	100,000	102,178
CARS-DB4 LP Series 2020-1A, Class A1 (A)	2.690	02-15-50	97,546	98,951
CLI Funding VI LLC Series 2020-1A, Class A (A)	2.080	09-18-45	100,000	99,954
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	48,750	51,735
Series 2019-1A, Class A2I (A)	3.787	05-20-49	99,000	103,192
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (A)	4.118	07-25-47	111,838	121,614
DRB Prime Student Loan Trust Series 2015-D, Class A2 (A)	3.200	01-25-40	79,345	80,570
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A (A)	2.610	01-25-34	74,082	74,900
Exeter Automobile Receivables Trust Series 2020-1A, Class C (A)	2.490	01-15-25	50,000	50,999
FirstKey Homes Trust Series 2020-SFR1, Class A (A)	1.339	09-17-25	100,000	100,207
Five Guys Funding LLC Series 2017-1A, Class A2 (A)	4.600	07-25-47	114,138	114,878
Ford Credit Auto Owner Trust
Series 2018-2, Class A (A)	3.470	01-15-30	100,000	108,221
Series 2020-1, Class A (A)	2.040	08-15-31	100,000	105,564
Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A	3.060	04-15-26	89,000	96,259
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A4	1.740	08-18-25	78,000	80,806
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A (A)	2.900	04-15-26	100,000	106,914
Golden Credit Card Trust Series 2018-4A, Class A (A)	3.440	10-15-25	115,000	124,726
Hilton Grand Vacations Trust Series 2018-AA, Class A (A)	3.540	02-25-32	76,889	80,586
Home Partners of America Trust Series 2019-1, Class A (A)	2.908	09-17-39	95,346	98,941
Jack in the Box Funding LLC Series 2019-1A, Class A2I (A)	3.982	08-25-49	119,100	122,180
John Deere Owner Trust Series 2020-A, Class A4	1.210	11-16-26	85,000	86,883
MVW LLC Series 2020-1A, Class A (A)	1.740	10-20-37	98,389	99,995
MVW Owner Trust Series 2018-1A, Class A (A)	3.450	01-21-36	49,750	51,490
Navient Private Education Refi Loan Trust Series 2020-BA, Class A2 (A)	2.120	01-15-69	100,000	101,477
Nelnet Student Loan Trust Series 2004-4, Class A5 (3 month LIBOR + 0.160%) (C)	0.405	01-25-37	97,235	93,929
Nissan Auto Receivables Owner Trust
Series 2018-A, Class A4	2.890	06-17-24	155,000	159,367
Series 2020-A, Class A3	1.380	12-16-24	56,000	57,147
Series 2020-B, Class A4	0.710	01-15-27	16,000	15,965
Oxford Finance Funding LLC Series 2020-1A, Class A2 (A)	3.101	02-15-28	50,000	50,719
Progress Residential Trust
Series 2020-SFR1, Class A (A)	1.732	04-17-37	100,000	101,108
Series 2020-SFR2, Class A (A)	2.078	06-17-37	100,000	102,129
Santander Revolving Auto Loan Trust Series 2019-A, Class A (A)	2.510	01-26-32	100,000	106,577
14	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
SCF Equipment Leasing LLC
Series 2019-1A, Class A2 (A)	3.230	10-20-24	115,000	$115,188
Series 2020-1A, Class A3 (A)	1.190	10-20-27	100,000	100,399
SMB Private Education Loan Trust
Series 2016-A, Class A2A (A)	2.700	05-15-31	118,480	121,128
Series 2019-B, Class A2A (A)	2.840	06-15-37	100,000	104,699
Sonic Capital LLC Series 2020-1A, Class A2I (A)	3.845	01-20-50	34,825	37,059
Taco Bell Funding LLC Series 2018-1A, Class A2I (A)	4.318	11-25-48	58,950	60,283
Tif Funding II LLC Series 2020-1A, Class A (A)	2.090	08-20-45	100,000	100,356
Towd Point Mortgage Trust
Series 2015-1, Class A5 (A)(B)	3.714	10-25-53	100,000	103,994
Series 2017-1, Class A1 (A)(B)	2.750	10-25-56	120,551	123,941
Series 2018-1, Class A1 (A)(B)	3.000	01-25-58	60,393	62,916
Series 2018-6, Class A1A (A)(B)	3.750	03-25-58	141,510	149,102
Series 2019-1, Class A1 (A)(B)	3.750	03-25-58	123,702	133,900
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (A)	2.560	11-25-31	155,000	166,320
Series 2020-1A, Class A (A)	1.350	05-25-33	100,000	103,184
Toyota Auto Receivables Owner Trust
Series 2017-C, Class A4	1.980	12-15-22	160,000	161,799
Series 2020-C, Class A3	0.440	10-15-24	32,000	32,027
Series 2020-C, Class A4	0.570	10-15-25	24,000	24,044
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (A)	4.072	02-16-43	112,125	115,696
Verizon Owner Trust Series 2020-B, Class A	0.470	02-20-25	93,000	92,966

Total investments (Cost $9,788,695) 99.2%	$9,957,122
Other assets and liabilities, net 0.8%	79,160
Total net assets 100.0%	$10,036,282

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,510,722 or 64.9% of the portfolio's net assets as of 8-31-20.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	15

Notes to Portfolios' investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations typically are valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of August 31, 2020, by major security category or type:
	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Foreign government obligations	$215,580	—	$215,580	—
Corporate bonds	10,487,673	—	10,487,673	—
Municipal bonds	206,658	—	206,658	—
Common stocks	5,022	$5,022	—	—
Preferred securities	2,957	2,957	—	—
Total investments in securities	$10,917,890	$7,979	$10,909,911	—

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$8,758,783	—	$8,758,783	—
Preferred securities	77,503	$77,503	—	—
Total investments in securities	$8,836,286	$77,503	$8,758,783	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$4,571,895	—	$4,571,895	—
Asset backed securities	5,385,227	—	5,385,227	—
Total investments in securities	$9,957,122	—	$9,957,122	—
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.
16	|